Finance income and finance costs (Tables)	12 Months Ended
Dec. 31, 2021
Finance income and finance costs
Schedule of finance income and finance costs

	For the year ended December 31,
In thousands of USD	2019	2020	2021
Foreign exchange gain	2,199	4,736	22,162
Interest and similar income	2,232	884	258
Interest income from financial assets at fair value through OCI	—	—	2,344
Finance income	4,431	5,620	24,764
Foreign exchange loss	1,415	14,440	7,485
Interest and similar expense	1,469	1,583	1,606
Fair value loss on financial assets at fair value through profit and loss	—	—	998
Impairment loss on financial assets at fair value through OCI	—	—	88
Other charges	—	—	154
Finance costs	2,884	16,023	10,331